Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2024
Schedule of Amortization of Intangible Assets [Abstract]
2027	$ 36,250
2028	36,250
2029	36,250
2030	36,250
2031	36,250
Thereafter	26,875
Total	$ 208,125	$ 226,250